Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
10. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at the dates indicated:

	December 31,
	2023	2022
Prepaid expenses and other current assets:
Service Trade	$364,384	$97,875
Prepaid consulting costs	120,332	3,124
Prepaid data license and subscription costs	53,124	40,000
Prepaid commissions	51,472	69,737
Prepaid software costs	29,887	10,255
Prepaid merchant fees	26,224	26,401
Prepaid insurance costs	17,661	15,430
Prepaid advertising and marketing costs	11,074	32,178
Other current assets	66,997	38,507

Total prepaid expenses and other current assets	$741,155	$333,507